ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited		September 30, 2007
	Percent of
Portfolio of Investments †(1)	Net Assets	Shares	Value
(Cost and value in $000s)
BOND MUTUAL FUNDS 82.2%
T. Rowe Price New Income Fund	21.5%	119,063,125	1,058,471
T. Rowe Price High Yield Fund	17.7	126,063,256	874,879
T. Rowe Price International Bond Fund	13.5	65,916,423	665,097
T. Rowe Price GNMA Fund	12.4	65,280,562	609,721
T. Rowe Price Short-Term Bond Fund	7.1	74,132,924	348,425
T. Rowe Price U.S. Treasury Long-Term Fund	5.6	24,308,555	276,874
T. Rowe Price Emerging Markets Bond Fund	2.5	9,068,886	123,881
T. Rowe Price Corporate Income Fund	1.9	10,121,076	95,745
Total Bond Mutual Funds (Cost $3,939,668)			4,053,093

EQUITY MUTUAL FUNDS 16.7%
T. Rowe Price Equity Income Fund	16.7	26,896,628	825,995
Total Equity Mutual Funds (Cost $638,854)			825,995

SHORT-TERM INVESTMENTS 1.1%
T. Rowe Price Summit Cash Reserves Fund	1.1	52,866,103	52,866
Total Short-Term Investments (Cost $52,866)			52,866

Total Investments in Securities
100.0% of Net Assets (Cost $ 4,631,388)			$4,931,954

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	9/30/07	12/31/06
T. Rowe Price
Corporate Income
Fund	$ 9,825	$ 518	$ 3,575	$ 95,745	$ 88,270
T. Rowe Price
Emerging Markets
Bond Fund	13,681	2,569	6,435	123,881	114,227
T. Rowe Price Equity
Income Fund	129,431	49,099	10,832	825,995	720,923
T. Rowe Price GNMA
Fund	86,423	26,332	21,571	609,721	549,653
T. Rowe Price High
Yield Fund	155,878	113,356	45,491	874,879	827,040
T. Rowe Price
International Bond
Fund	122,784	4,997	15,575	665,097	518,699
T. Rowe Price New
Income Fund	146,063	47,088	37,126	1,058,471	960,830
T. Rowe Price Short-
Term Bond Fund	69,689	25,522	11,429	348,425	302,938
T. Rowe Price Summit
Cash Reserves Fund	25,514	70,691	2,943	52,866	98,044
T. Rowe Price U.S.
Treasury Long-Term
Fund	131,002	5,489	7,817	276,874	147,189
Totals			$ 162,794	$ 4,931,954	$ 4,327,813

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited		September 30, 2007
	Percent of
Portfolio of Investments †(1)	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Growth Stock Fund	19.2%	21,368,947	759,025
T. Rowe Price Blue Chip Growth Fund	18.7	18,032,665	740,421
T. Rowe Price Equity Income Fund	12.7	16,395,252	503,498
T. Rowe Price Value Fund	12.6	17,124,202	496,259
T. Rowe Price New Horizons Fund (2)	12.1	13,222,543	477,334
T. Rowe Price International Stock Fund	9.3	19,352,233	369,047
T. Rowe Price International Growth & Income Fund	7.2	14,512,956	285,760
T. Rowe Price Mid-Cap Value Fund	5.2	7,648,419	204,366
T. Rowe Price Emerging Markets Stock Fund	3.0	2,695,473	117,900

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,502,899)			$3,953,610

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	9/30/07	12/31/06
T. Rowe Price Blue
Chip Growth Fund	$ 38,428	$ 15,825	$ -	$ 740,421	$ 624,010
T. Rowe Price
Emerging Markets
Stock Fund	2,755	14,932	-	117,900	112,367
T. Rowe Price Equity
Income Fund	30,071	10,409	6,792	503,498	466,328
T. Rowe Price Growth
Stock Fund	36,250	16,400	-	759,025	658,164
T. Rowe Price
International Growth
& Income Fund	7,972	5,349	-	285,760	254,042
T. Rowe Price
International Stock
Fund	12,254	7,392	-	369,047	322,050
T. Rowe Price Mid-Cap
Value Fund	6,769	5,014	-	204,366	193,148
T. Rowe Price New
Horizons Fund	16,045	10,916	-	477,334	422,011

T. Rowe Price Value Fund	12,333	9,771	-	496,259	462,108
Totals			$ 6,792	$ 3,953,610	$ 3,514,228

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited		September 30, 2007
	Percent of
Portfolio of Investments †(1)	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price International Stock Fund	39.2%	9,107,665	173,683
T. Rowe Price European Stock Fund	28.0	5,369,103	123,865
T. Rowe Price International Growth & Income Fund	10.0	2,250,666	44,316
T. Rowe Price Japan Fund	9.0	3,677,851	40,015
T. Rowe Price Emerging Markets Stock Fund	6.4	648,682	28,374
T. Rowe Price New Asia Fund	5.7	1,141,665	25,185
T. Rowe Price International Discovery Fund	1.7	132,285	7,433

Total Investments in Securities
100.0% of Net Assets (Cost $ 350,169)			$442,871

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	9/30/07	12/31/06
T. Rowe Price
Emerging Markets
Stock Fund	$ 3,786	$ 532	$ -	$ 28,374	$ 17,977
T. Rowe Price
European Stock Fund	25,030	752	-	123,865	85,818
T. Rowe Price
International
Discovery Fund	1,014	26	-	7,433	5,334
T. Rowe Price
International Growth
& Income Fund	9,061	129	-	44,316	31,138
T. Rowe Price
International Stock
Fund	35,537	807	-	173,683	120,000
T. Rowe Price Japan
Fund	13,042	348	-	40,015	27,765
T. Rowe Price New
Asia Fund	2,586	1,651	-	25,185	14,932
Totals			$ -	$ 442,871	$ 302,964

The accompanying notes are an intergral part of this Portfolio of Investments.

T. Rowe Price Spectrum Funds
Unaudited	September 30, 2007
Notes to Portfolio of Investments

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income commenced operations on June 29, 1990, and Spectrum International commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (“FASB”) released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the funds’ fiscal years beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the funds’ net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

	Spectrum	Spectrum	Spectrum
	Growth	Income	International

Cost	$ 2,502,899,000	$ 4,631,388,000	$ 350,169,000
Unrealized appreciation	1,450,711,000	313,163,000	92,702,000
Unrealized depreciation	-	(12,597,000)	-
Net unrealized
appreciation (depreciation)	$ 1,450,711,000	$ 300,566,000	$ 92,702,000

NOTE 3 - RELATED PARTIES

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund’s net assets. At September 30, 2007, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 64.1% of the outstanding shares of the U.S. Treasury Long-Term Fund, 46.8% of the GNMA Fund, 44.1% of the Corporate Income Fund, and 30.1% of the International Bond Fund. For the period ended September 30, 2007, realized gain on affiliated companies was $27,509,000 for Spectrum Growth Fund, and the realized loss on affiliated companies was $2,449,000 for Spectrum Income Fund and $420,000 for Spectrum International Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007